Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 485	$ 585
Prepaid expenses and other current assets, allowance	914	595
Accounts payable, consolidated variable interest entity without recourse	39,279	24,138
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	335,955	238,864
Income taxes payable, consolidated variable interest entity without recourse	54,844	40,306
Amounts due to related parties, consolidated variable interest entity without recourse	30	48
Deferred revenue, consolidated variable interest entity without recourse	1,244,748	833,932
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 13,782	$ 2,174
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,319,910	157,687,444